Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2020
Business and segmental reporting
Schedule of revenues of major customers

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
	2020	2019	2018
Charterer A	26,759,247	<10%	27,025,590

Schedule of revenues contributions

The following table presents the Company’s revenue contributions by nature of vessel employment.

	For the years ended December 31
	2020	2019	2018
Voyage charters (1)	206,350,782	218,969,349	193,679,937
Time charters (2)	13,696,635	10,974,608	2,453,062
Pooling arrangements (3)	10,189	98,283	14,046,182
	220,057,606	230,042,240	210,179,181

(1)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 606.

(2)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 842.

(3)   Represents revenue recognized by the Company associated with pooling arrangements that were accounted for in accordance with the guidance for collaborative arrangements.